Loans, Nonaccrual and Past Due Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	$ 1,755	$ 8,213
60-89 Days Past Due	1,916	218
Greater than 90 Days and Not Accruing	35,954	47,549
Total Past Due	39,625	55,980
Current	614,916	573,732
Loans	654,541	629,712
Loans > 90 Days and Accruing	0	0
Commercial and Industrial [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	122	248
Total Past Due	122	248
Current	22,879	21,677
Loans	23,001	21,925
Loans > 90 Days and Accruing	0	0
Real estate construction [Member] | Residential [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	967	799
Total Past Due	967	799
Current	6,422	6,532
Loans	7,389	7,331
Loans > 90 Days and Accruing	0	0
Real estate construction [Member] | Commercial [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	9,908	12,958
Total Past Due	9,908	12,958
Current	33,841	28,917
Loans	43,749	41,875
Loans > 90 Days and Accruing	0	0
Real estate mortgage [Member] | Commercial - Owner Occupied [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	710	0
60-89 Days Past Due	1,438	0
Greater than 90 Days and Not Accruing	976	1,218
Total Past Due	3,124	1,218
Current	166,998	156,398
Loans	170,122	157,616
Loans > 90 Days and Accruing	0	0
Real estate mortgage [Member] | Commercial - Non-owner Occupied [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	6,439
60-89 Days Past Due	478	0
Greater than 90 Days and Not Accruing	10,853	19,228
Total Past Due	11,331	25,667
Current	209,033	196,064
Loans	220,364	221,731
Loans > 90 Days and Accruing	0	0
Real estate mortgage [Member] | Residential - 1 to 4 family [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	1,013	1,703
60-89 Days Past Due	0	169
Greater than 90 Days and Not Accruing	12,914	10,072
Total Past Due	13,927	11,944
Current	134,233	128,220
Loans	148,160	140,164
Loans > 90 Days and Accruing	0	0
Real estate mortgage [Member] | Residential - Multifamily [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	99	2,838
Total Past Due	99	2,838
Current	24,004	18,343
Loans	24,103	21,181
Loans > 90 Days and Accruing	0	0
Consumer [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	32	71
60-89 Days Past Due	0	49
Greater than 90 Days and Not Accruing	115	188
Total Past Due	147	308
Current	17,506	17,581
Loans	17,653	17,889
Loans > 90 Days and Accruing	$ 0	$ 0